Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AllianceBernstein Pooling Portfolios
Prospectus Date	rr_ProspectusDate	Dec. 31, 2014
Document Creation Date	dei_DocumentCreationDate	Dec. 31, 2014